Summary of Significant Accounting Policies - Adjusted Cash Flows to Apply Adopted Guidance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net income	$ 8,479	$ 9,172	$ 866
Noncash revenues, expenses, gains and losses included in income (loss):
Unrealized gains in earnings - net	864	(556)	(343)
Change in the fair value of market risk benefits in earnings, net	(1,481)	(1,427)	0
Depreciation and other amortization	585	413	325
Changes in operating assets and liabilities:
Insurance liabilities	996	1,536	1,972
Premiums and other receivables and payables - net	(40)	(156)	(575)
Reinsurance assets and funds held under reinsurance treaties	1,086	307	271
Capitalization of deferred policy acquisition costs	(1,059)	(1,058)	(889)
Current and deferred income taxes - net	912	169	(1,930)
Other, net	390	(709)	614
Total adjustments	(5,858)	(6,767)	2,461
Net cash provided by operating activities	2,621	2,405	3,327
Cash flows from financing activities:
Policyholder contract deposits	26,582	25,443	22,438
Net cash provided by (used in) financing activities	4,674	(753)	$ 4,666
As Previously Reported
Cash flows from operating activities:
Net income	8,469	8,284
Noncash revenues, expenses, gains and losses included in income (loss):
Unrealized gains in earnings - net	(1,621)	(1,573)
Change in the fair value of market risk benefits in earnings, net	0	0
Depreciation and other amortization	1,021	562
Changes in operating assets and liabilities:
Insurance liabilities	2,064	2,161
Premiums and other receivables and payables - net	68	226
Reinsurance assets and funds held under reinsurance treaties	409	155
Capitalization of deferred policy acquisition costs	(991)	(1,000)
Current and deferred income taxes - net	890	(70)
Other, net	577	(686)
Total adjustments	(5,774)	(5,823)
Net cash provided by operating activities	2,695	2,461
Cash flows from financing activities:
Policyholder contract deposits	26,508	25,387
Net cash provided by (used in) financing activities	4,600	(809)
Effect of Change
Cash flows from operating activities:
Net income	10	888
Noncash revenues, expenses, gains and losses included in income (loss):
Unrealized gains in earnings - net	2,485	1,017
Change in the fair value of market risk benefits in earnings, net	(1,481)	(1,427)
Depreciation and other amortization	(436)	(149)
Changes in operating assets and liabilities:
Insurance liabilities	(1,068)	(625)
Premiums and other receivables and payables - net	(28)	(70)
Reinsurance assets and funds held under reinsurance treaties	677	152
Capitalization of deferred policy acquisition costs	(68)	(58)
Current and deferred income taxes - net	22	239
Other, net	(187)	(23)
Total adjustments	(84)	(944)
Net cash provided by operating activities	(74)	(56)
Cash flows from financing activities:
Policyholder contract deposits	74	56
Net cash provided by (used in) financing activities	$ 74	$ 56